2. Summary of Significant Accounting Policies (Sept. 2017 Note) (Details Narrative) - shares	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Warrants expired	680,000
Stock Options
Number of Shares excluded from EPS calculation	20,000,000	20,000,000	20,000,000	20,000,000
Warrants
Number of Shares excluded from EPS calculation	680,000	680,000	1,105,000	3,172,184
Potentially Issuable Shares from Convertible Debt [Member]
Number of Shares excluded from EPS calculation	598,187,328